Segment data - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Total assets	¥ 48,750,186	¥ 47,427,597	¥ 47,729,830
Corporate
Segment Reporting Information [Line Items]
Total assets	¥ 9,177,953	¥ 9,369,868	¥ 8,742,168